Retirement benefit plans - Summary of Sensitivity Analysis of Market Conditions on Funding Liabilities (Detail) - BTPS £ in Billions	12 Months Ended
Mar. 31, 2020 GBP (£)
1.1 percentage point fall in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in liabilities	£ 13.1
Percentage fall in discount rate	1.10%
0.7 percentage point increase to inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in liabilities	£ 7.1
Percentage point increase in inflation rate	0.70%
1.25 year increase to life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in liabilities	£ 3.1
Increase to life expectancy	1 year 3 months